November 2, 2007

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549
Attn: Filing Desk

Re: Quaker Investment Trust
File Nos. 033-38074 and 811-6260
Rule 497(j) Filing

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter serves as certification that the forms of Prospectus and Statements of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from those filed as part of Post-Effective Amendment Nos. 39/97 to the Registration Statement of Quaker Investment Trust, which was filed with the Securities and Exchange Commission electronically on October 29, 2007.

Please contact Suzan Barron of Brown Brothers Harriman & Co., the Trust’s administrator, at 617-772-1616 if you have any questions or comments concerning this filing.

Very truly yours,

/s/ Justin Brundage
Justin Brundage
Secretary

cc: T. Richards and J. Kopcsik (via email)

Enclosures